Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 1,720,616	$ 1,035,925	$ 1,167,980
Grant funds receivable	25,014	266,248	183,515
Prepaid expenses and other current assets	48,262	42,301	66,508
Total current assets	1,793,892	1,344,474	1,418,003
Property and equipment, net of accumulated depreciation and amortization of $474,956 and $429,804 at September 30, 2013 and December 31, 2012, respectively	143,936	102,486	176,206
Other assets:
Licenses, net of accumulated amortization of $236,355 , $228,856 and $208,993 at September 30, 2013, December 31, 2012 and December 31, 2011, respectively	12,500	20,000	39,923
Deposits and other assets	11,010	11,010	11,010
Total other assets	23,510	31,010	50,933
Total assets	1,961,338	1,477,970	1,645,142
Current liabilities:
Accounts payable	85,291	163,788	138,339
Accrued expenses	120,014	33,877	125,869
Amounts payable to Emory University (a related party)	20,225	129,370	677,327
Total current liabilities	225,530	327,035	941,535
Commitments (Note 4)
Stockholders’ equity:
Preferred stock, $0.01 par value, 10,000,000 shares authorized; Series A Convertible Preferred Stock, $1,000 stated value; 788, 788 and 0 shares issued and outstanding at September 30, 2013, December 31, 2012 and December 31, 2011, respectively	312,196	312,196
Common stock, $0.001 par value, 75,000,000 shares authorized; 21,666,610, 18,733,277 and 16,442,611 shares issued and outstanding at September 30, 2013, December 31, 2012 and December 31, 2011, respectively	21,667	18,733	16,443
Additional paid-in capital	27,582,316	25,587,148	23,319,166
Deficit accumulated during the development stage	(26,180,371)	(24,767,142)	(22,632,002)
Total stockholders’ equity	1,735,808	1,150,935	703,607
Total liabilities and stockholders’ equity	$ 1,961,338	$ 1,477,970	$ 1,645,142